Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of the calculation of basic and diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(30,668)	$(14,652)	$(55,771)	$(33,912)
Denominator:
Weighted average shares outstanding – basic and dilutive	162,004,172	67,357,878	116,059,520	66,666,508
Basic and diluted net loss per share	$(0.19)	$(0.22)	$(0.48)	$(0.51)

	December 31,
	2021	2020
Numerator:
Net loss	$(79,540)	$(74,407)
Less: deemed dividend related to the exchange of Preferred Stock Series D-3A for Preferred Stock Series D-3	—	(3,182)
Net loss attributable to common stockholders	$(79,540)	$(77,589)
Denominator:
Weighted average shares outstanding – Basic and Dilutive	12,104,523	11,780,078
Basic and Diluted Net Loss Per Share	$(6.57)	$(6.59)

Schedule of outstanding shares of potentially dilutive securities
	As of June 30,
	2022	2021
Stock options	27,501,865	26,632,235
Restricted stock units (RSUs)	5,791,258	—
Series C warrants	—	745,238
Common stock warrants	3,532,984	1,063,214
Redeemable convertible preferred stock	—	106,303,970
Total	36,826,107	134,744,657

	December 31,
	2021	2020
Stock options	5,475,283	5,178,276
Series C Warrants	—	134,126
Common stock warrants	191,355	—
Preferred Stock	19,248,537	19,132,387
Total	24,915,175	24,444,789